UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: July 31, 2016
Date of reporting period: April 30, 2016

ITEM 1.  SCHEDULE OF INVESTMENTS

DAVIS NEW YORK VENTURE FUND	Schedule of Investments
April 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCK – (96.59%)
CONSUMER DISCRETIONARY – (16.82%)
Automobiles & Components – (1.78%)
Johnson Controls, Inc.	5,350,975	$221,530,365
Consumer Durables & Apparel – (0.44%)
Hunter Douglas N.V. (Netherlands)	1,093,680	55,102,024
Consumer Services – (0.66%)
Las Vegas Sands Corp.	1,831,088	82,673,623
Media – (2.06%)
Liberty Global PLC, LiLAC Class C *	337,603	13,710,058
Liberty Global PLC, Series C *	6,663,746	243,893,104
		257,603,162
Retailing – (11.88%)
Advance Auto Parts, Inc.	352,694	55,055,533
Amazon.com, Inc. *	1,310,456	864,363,673
CarMax, Inc. *	6,862,560	363,372,552
Liberty Interactive Corp., Liberty Ventures, Series A *	830,439	33,217,560
Liberty Interactive Corp., QVC Group, Series A *	1,464,098	38,359,368
Liberty TripAdvisor Holdings Inc., Series A *	476,456	10,510,619
Priceline Group Inc. *	87,654	117,777,174
		1,482,656,479
	Total Consumer Discretionary	2,099,565,653
CONSUMER STAPLES – (1.41%)
Food & Staples Retailing – (0.85%)
Costco Wholesale Corp.	718,184	106,384,596
Food, Beverage & Tobacco – (0.56%)
Heineken Holding N.V. (Netherlands)	839,495	69,297,528
	Total Consumer Staples	175,682,124
ENERGY – (9.81%)
Apache Corp.	9,061,151	492,926,614
Cabot Oil & Gas Corp.	8,111,652	189,812,657
Encana Corp. (Canada)	36,486,760	279,488,582
Occidental Petroleum Corp.	3,419,675	262,118,089
	Total Energy	1,224,345,942
FINANCIALS – (29.97%)
Banks – (11.37%)
Citizens Financial Group Inc.	5,585,460	127,627,761
JPMorgan Chase & Co.	9,405,594	594,433,541
Standard Chartered PLC (United Kingdom)*	11,607,577	93,638,489
Wells Fargo & Co.	12,082,912	603,903,941
		1,419,603,732
Diversified Financials – (16.05%)
Capital Markets – (4.39%)
Bank of New York Mellon Corp.	9,345,407	376,059,177
Charles Schwab Corp.	6,058,407	172,119,343
		548,178,520
Consumer Finance – (4.42%)
American Express Co.	6,279,651	410,877,565
Capital One Financial Corp.	1,949,489	141,123,509
		552,001,074

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
April 30, 2016 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Diversified Financial Services – (7.24%)
Berkshire Hathaway Inc., Class A *	2,949	$645,831,000
Moody's Corp.	753,188	72,095,156
Visa Inc., Class A	2,394,926	184,984,084
		902,910,240
		2,003,089,834
Insurance – (2.55%)
Multi-line Insurance – (0.92%)
Fairfax Financial Holdings Ltd. (Canada)	25,787	13,871,222
Loews Corp.	2,551,789	101,254,987
		115,126,209
Property & Casualty Insurance – (1.63%)
Chubb Ltd.	1,124,480	132,531,213
Markel Corp. *	78,526	70,603,512
		203,134,725
		318,260,934
	Total Financials	3,740,954,500
HEALTH CARE – (5.42%)
Health Care Equipment & Services – (4.58%)
Express Scripts Holding Co. *	2,940,647	216,813,904
Quest Diagnostics Inc.	1,732,800	130,254,576
UnitedHealth Group Inc.	1,703,712	224,344,796
		571,413,276
Pharmaceuticals, Biotechnology & Life Sciences – (0.84%)
Valeant Pharmaceuticals International, Inc. (Canada)*	3,164,173	105,556,811
	Total Health Care	676,970,087
INDUSTRIALS – (6.17%)
Capital Goods – (5.03%)
Orascom Construction Ltd. (United Arab Emirates)*	3,201,257	17,222,763
PACCAR Inc.	2,048,476	120,675,721
United Technologies Corp.	4,692,320	489,737,438
		627,635,922
Commercial & Professional Services – (1.04%)
Tyco International PLC	3,383,574	130,335,270
Transportation – (0.10%)
Wesco Aircraft Holdings, Inc. *	890,381	12,848,198
	Total Industrials	770,819,390
INFORMATION TECHNOLOGY – (17.01%)
Semiconductors & Semiconductor Equipment – (1.41%)
Texas Instruments Inc.	3,085,700	176,008,328
Software & Services – (15.22%)
Alphabet, Inc., Class A *	446,907	316,356,527
Alphabet, Inc., Class C *	749,277	519,256,454
ASAC II L.P. *(a)	247,000,000	617,598,800
Facebook Inc., Class A *	1,380,767	162,350,584
Microsoft Corp.	2,683,458	133,824,050
Oracle Corp.	2,948,213	117,515,770

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
April 30, 2016 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Software & Services – (Continued)
SouFun Holdings Ltd., Class A, ADR (China)*	5,636,129	$32,069,574
		1,898,971,759
Technology Hardware & Equipment – (0.38%)
HP Inc.	3,888,454	47,711,331
	Total Information Technology	2,122,691,418
MATERIALS – (9.98%)
Ecolab Inc.	1,193,517	137,230,585
LafargeHolcim Ltd. (Switzerland)	6,693,071	337,250,081
Monsanto Co.	4,391,713	411,415,674
OCI N.V. (Netherlands)*	6,226,016	123,083,948
Praxair, Inc.	2,012,120	236,343,615
	Total Materials	1,245,323,903
TOTAL COMMON STOCK – (Identified cost $8,179,478,879)		12,056,353,017
PREFERRED STOCK – (1.82%)
INFORMATION TECHNOLOGY – (1.82%)
Software & Services – (1.82%)
Didi Chuxing Joint Co., Series A (China)*(a)	5,938,103	226,996,457
TOTAL PREFERRED STOCK – (Identified cost $180,256,968)		226,996,457
SHORT-TERM INVESTMENTS – (1.27%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.40%, 05/02/16, dated 04/29/16, repurchase value of $31,445,048 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.50%, 11/15/16-02/15/46, total market value $32,072,880)	$31,444,000	31,444,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.32%, 05/02/16, dated 04/29/16, repurchase value of $32,093,856 (collateralized by: U.S. Government agency obligations in a pooled cash account, 1.875%-2.00%, 11/30/21-07/31/22, total market value $32,734,860)	32,093,000	32,093,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.32%, 05/02/16, dated 04/29/16, repurchase value of $62,889,677 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-7.50%, 07/01/33-03/20/66, total market value $64,145,760)	62,888,000	62,888,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.34%, 05/02/16, dated 04/29/16, repurchase value of $31,444,891 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 0.00%-5.50%, 05/01/25-04/01/46, total market value $32,072,880)	31,444,000	31,444,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $157,869,000)		157,869,000

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
April 30, 2016 (Unaudited)

	Total Investments – (99.68%) – (Identified cost $8,517,604,847) – (b)	$12,441,218,474
	Other Assets Less Liabilities – (0.32%)	40,469,140
	Net Assets – (100.00%)	$12,481,687,614

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale.  They are fair valued under methods approved by the Board of Directors.  The aggregate value of restricted securities amounted to $844,595,257 or 6.77% of the Fund's net assets as of April 30, 2016.

(b)	Aggregate cost for federal income tax purposes is $8,517,534,524. At April 30, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$4,763,052,515
	Unrealized depreciation	(839,368,565)
	Net unrealized appreciation	$3,923,683,950

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Fund may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals and changes in the value of similar securities.  Values may be further adjusted for any discounts related to security-specific resale restrictions. The Fund may also price partnerships by calculating the liquidation value of the investment on a daily basis using the closing price of the underlying stock and a waterfall schedule, which apportions the value of the partnership's interests based on the value of the net assets of the investment. A liquidity discount is then applied to the liquidation value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
April 30, 2016 (Unaudited)

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if they were to sell the security.

The following is a summary of the inputs used as of April 30, 2016 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer Discretionary	$2,099,565,653	$–	$–	$2,099,565,653
Consumer Staples	175,682,124	–	–	175,682,124
Energy	1,224,345,942	–	–	1,224,345,942
Financials	3,740,954,500	–	–	3,740,954,500
Health Care	676,970,087	–	–	676,970,087
Industrials	770,819,390	–	–	770,819,390
Information Technology	1,505,092,618	–	844,595,257	2,349,687,875
Materials	1,245,323,903	–	–	1,245,323,903
Short-term securities	–	157,869,000	–	157,869,000
Total Investments	$11,438,754,217	$157,869,000	$844,595,257	$12,441,218,474

Level 2 to Level 1 Transfers*:
Consumer Discretionary		$55,102,024
Consumer Staples		69,297,528
Financials		93,638,489
Industrials		17,222,763
Materials		460,334,029
Total		$695,594,833

*Application of fair value procedures for securities traded on foreign exchanges triggered the transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the three months ended April 30, 2016.

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
April 30, 2016 (Unaudited)

Fair Value Measurements - (Continued)

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended April 30, 2016:

Investment Securities:
Beginning balance	$749,277,203
Cost of purchases	56,348,924
Increase in unrealized appreciation	38,969,130
Ending balance	$844,595,257

Increase in unrealized appreciation during the period on Level 3 securities still held at April 30, 2016	$38,969,130

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases may include securities received through corporate actions or exchanges.

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets Table
	Fair Value at	Valuation	Unobservable
Investments at Value	April 30, 2016	Technique	Input	Amount
Common Stock	$617,598,800	Liquidation proceeds/Waterfall methodology based on underlying investment value, then applying liquidity discount	Discount Rate	5.50%
Preferred Stock	226,996,457	Market Approach	Transaction Price	$38.2271
	$844,595,257

The significant unobservable inputs listed in the above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Fund's investment. The transaction price inputs are attributable to private securities and include assumptions made from private transactions. An increase or decrease in these inputs would result in higher or lower fair value measurements.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS RESEARCH FUND	Schedule of Investments
April 30, 2016 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (56.95%)
CONSUMER DISCRETIONARY – (6.70%)
Automobiles & Components – (0.47%)
Johnson Controls, Inc.	4,940	$204,516
Consumer Durables & Apparel – (0.87%)
Newell Brands, Inc.	8,193	373,109
Media – (0.57%)
Naspers Ltd. - N (South Africa)	1,800	246,978
Retailing – (4.79%)
Advance Auto Parts, Inc.	2,110	329,371
Amazon.com, Inc. *	1,889	1,245,966
JD.com Inc., Class A, ADR (China)*	10,150	259,434
Vipshop Holdings Ltd., Class A, ADR (China)*	16,880	230,243
		2,065,014
	Total Consumer Discretionary	2,889,617
CONSUMER STAPLES – (0.82%)
Food, Beverage & Tobacco – (0.82%)
Nestle S.A. (Switzerland)	4,765	355,152
	Total Consumer Staples	355,152
ENERGY – (0.99%)
Boardwalk Pipeline Partners, L.P.	22,090	359,404
Transocean Ltd.	6,255	69,306
	Total Energy	428,710
FINANCIALS – (12.83%)
Banks – (4.21%)
Citizens Financial Group Inc.	11,680	266,888
JPMorgan Chase & Co.	12,670	800,744
U.S. Bancorp	17,545	748,996
		1,816,628
Diversified Financials – (6.07%)
Capital Markets – (2.03%)
Bank of New York Mellon Corp.	21,780	876,427
Consumer Finance – (1.03%)
American Express Co.	6,750	441,653
Diversified Financial Services – (3.01%)
Berkshire Hathaway Inc., Class A *	4	876,000
Berkshire Hathaway Inc., Class B *	2,915	424,074
		1,300,074
		2,618,154
Insurance – (2.55%)
Multi-line Insurance – (2.55%)
Loews Corp.	27,770	1,101,914
	Total Financials	5,536,696
HEALTH CARE – (4.47%)
Health Care Equipment & Services – (1.74%)
Express Scripts Holding Co. *	1,800	132,714
Quest Diagnostics Inc.	2,610	196,193
UnitedHealth Group Inc.	3,210	422,693
		751,600
Pharmaceuticals, Biotechnology & Life Sciences – (2.73%)
Agilent Technologies, Inc.	5,710	233,653

1

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
April 30, 2016 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Pharmaceuticals, Biotechnology & Life Sciences – (Continued)
Valeant Pharmaceuticals International, Inc. (Canada)*	28,330	$945,089
		1,178,742
	Total Health Care	1,930,342
INDUSTRIALS – (5.85%)
Capital Goods – (5.47%)
Brenntag AG (Germany)	8,975	526,276
Eaton Corp. PLC	15,660	990,808
Schneider Electric SE (France)	6,515	424,027
United Technologies Corp.	4,030	420,611
		2,361,722
Commercial & Professional Services – (0.38%)
Tyco International PLC	4,260	164,095
	Total Industrials	2,525,817
INFORMATION TECHNOLOGY – (16.42%)
Semiconductors & Semiconductor Equipment – (8.76%)
Applied Materials, Inc.	51,990	1,064,235
Intel Corp.	18,015	545,494
Lam Research Corp.	2,730	208,572
Micron Technology, Inc. *	19,300	207,475
Texas Instruments Inc.	24,820	1,415,733
Xilinx, Inc.	7,920	341,194
		3,782,703
Software & Services – (6.26%)
Baidu, Inc., Class A, ADR (China)*	1,370	266,191
Microsoft Corp.	18,840	939,551
Oracle Corp.	12,420	495,061
SAP SE, ADR (Germany)	12,730	1,000,832
		2,701,635
Technology Hardware & Equipment – (1.40%)
Hewlett Packard Enterprise Co.	20,830	347,028
HP Inc.	20,830	255,584
		602,612
	Total Information Technology	7,086,950
MATERIALS – (8.87%)
Ecolab Inc.	3,975	457,046
LafargeHolcim Ltd. (Switzerland)	21,083	1,062,329
Monsanto Co.	14,765	1,383,185
Praxair, Inc.	7,865	923,823
	Total Materials	3,826,383
TOTAL COMMON STOCK – (Identified cost $21,581,230)		24,579,667
SHORT-TERM INVESTMENTS – (43.07%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.40%, 05/02/16, dated 04/29/16, repurchase value of $3,702,123 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.50%, 11/15/16-02/15/46, total market value $3,776,040)	$3,702,000	3,702,000

2

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
April 30, 2016 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (CONTINUED)
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.32%, 05/02/16, dated 04/29/16, repurchase value of $3,778,101 (collateralized by: U.S. Government agency obligations in a pooled cash account, 1.875%-2.00%, 11/30/21-07/31/22, total market value $3,853,560)	$3,778,000	$3,778,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.32%, 05/02/16, dated 04/29/16, repurchase value of $7,404,197 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-6.00%, 03/01/31-05/01/46, total market value $7,552,080)	7,404,000	7,404,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.34%, 05/02/16, dated 04/29/16, repurchase value of $3,702,105 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 0.00%-5.50%, 04/01/25-04/01/46, total market value $3,776,040)	3,702,000	3,702,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $18,586,000)	18,586,000
		Total Investments – (100.02%) – (Identified cost $40,167,230) – (a)	43,165,667
		Liabilities Less Other Assets – (0.02%)	(9,239)
		Net Assets – (100.00%)	$43,156,428

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $40,153,979. At April 30, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

		Unrealized appreciation	$4,628,592
		Unrealized depreciation	(1,616,904)
		Net unrealized appreciation	$3,011,688

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

3

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
April 30, 2016 (Unaudited)

Security Valuation – (Continued)

The Fund's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

The following is a summary of the inputs used as of April 30, 2016 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer Discretionary	$2,889,617	$–	$–	$2,889,617
Consumer Staples	355,152	–	–	355,152
Energy	428,710	–	–	428,710
Financials	5,536,696	–	–	5,536,696
Health Care	1,930,342	–	–	1,930,342
Industrials	2,525,817	–	–	2,525,817
Information Technology	7,086,950	–	–	7,086,950
Materials	3,826,383	–	–	3,826,383
Short-term securities	–	18,586,000	–	18,586,000
Total Investments	$24,579,667	$18,586,000	$–	$43,165,667

Level 2 to Level 1 Transfers*:
Consumer Discretionary	$246,978
Consumer Staples	355,152
Industrials	950,303
Materials	1,062,329
Total	$2,614,762

*Application of fair value procedures for securities traded on foreign exchanges triggered the transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the three months ended April 30, 2016.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

4

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3.  EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date:  June 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
 Kenneth C. Eich
 Principal Executive Officer

Date:  June 29, 2016

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial officer

Date:  June 29, 2016